Investments (Details) - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	$ 2,269,307,939	$ 1,934,605,219
EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,524,000,622	2,171,505,908
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,269,307,939	1,934,605,219
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Common Stock [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	62,037,784	50,259,390
Short-term funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,774,299	1,334,548
Short-term funds [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,223,080	973,107
Common Collective Trusts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,382,536,917	2,034,852,861
Common Collective Trusts [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,157,868,387	1,825,469,529
Stable Value Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	59,960,783	70,881,598
Stable Value Funds [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	48,178,688	57,903,193
Fair Value, Inputs, Level 1,2 and 3 [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	81,502,922	65,771,449
Fair Value, Inputs, Level 1,2 and 3 [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	63,260,864	51,232,497
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	81,502,922	65,771,449
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Fair Value, Inputs, Level 1 [Member] | Short-term funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 1,774,299	$ 1,334,548